COMMON STOCK	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
COMMON STOCK [Text Block]
11.	COMMON STOCK

On September 17, 2013 the Company entered into an AMI Participation Agreement with Downhole Energy LLC to participate in 100% gross interest and 75% net revenue interest for drilling, completion and production of up to 100 oil wells on certain oil and gas leases covering 2,924 in the historic field located in Forest and Venango counties, Pennsylvania. On execution of this agreement the company issued 100,000 of its common shares at a price of $0.04 to Downhole Energy LLC.

On October 4, 2013 the Company entered into a consulting agreement with a six months term with Olibri Acquisitions and issued 750,000 common shares at a price of $0.05 of the Company for services provided in oil and gas consulting.

On November 18, 2013, the Company entered into an investor relations contract with Coal Harbor Communications Inc. In consideration for the services the Company issued 200,000 of restricted common stock at a price of $0.07 of the Company.

On November 15, 2013, the Company issued 10,000,000 shares of the restricted common stock of the Company at a price of $0.04 per share to 0984329 B.C. Ltd at the direction of WOM pursuant to the term of LOI signed with WOM.

On November 26, 2013, the Company closed the first tranche of a private placement of 2,720,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$136,000 ($136,000). Each warrant will be exercisable into one further share at a price of $0.10 per warrant share for a period of thirty six month following the close.

On December 23, 2013, the Company closed its final tranche of a private placement of 2,528,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$126,400 ($126,400). Each warrant will be exercisable into one further share at a price of $0.10 per warrant share for a period of thirty six months following the close. The Company also paid a cash finders fee of $10,140 and 202,800 broker warrants to Canaccord Genuity and Wolverton Securities that are exercisable into one common share at a price of $0.10 that expire on December 23, 2016.

On January 16, 2014, the Company issued 5,000,000 common shares of the Company at a price of $0.18 per share to 0984329 BC Ltd, which shares will be held in escrow by the Company’s solicitors until such time which subject to certain condition has occurred per the term of the WOM Agreement.

On January 13, 2014, the Company entered into a corporate development agreement with Don Shaxon. The initial term of this agreement shall begin on the date of execution of this agreement and continue for twelve months. In consideration for the services the Company issued 250,000 common shares of the Company at a price of $0.15 per share to Don Shaxon as a signing stock bonus. As at February 28, 2014, a total of $4,685 has been expensed and $32,812 has been recorded as prepayment.

On January 31, 2014, the Company accepted and received gross proceeds of CAD$40,500 ($37,500), for the exercise of 350,000 stock options; 100,000 at $0.075 each, 150,000 stock options at $0.10 each, and 100,000 stock options at $0.15 each; into 350,000 common shares of the Company.

On January 31, 2014, the Company closed the first tranche of a private placement of 4,292,000 units at a price of $0.10 per unit for gross proceeds of $429,200. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. A cash finders’ fee for $29,616 and 296,160 full broker warrants that expire on January 31, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Leede Financial and Wolverton Securities.

On February 13, 2014, the Company closed the final tranche of a private placement by issuing 12,938,000 units at a price of $0.10 per unit for gross proceeds of $1,293,800. Each Unit consists of one common share of the Company and one half (1/2) of one non-transferable Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant will be exercisable into one further Share at a price of $0.15 per Warrant Share for a period of twenty four (24) months following closing. One Director and One Officer of the Company participated in the final tranche for $30,000. A cash finders’ fee for $98,784 ; 8,000 common shares in lieu of $800 finders’ fee and 995,840 full broker warrants that expire on February 13, 2016 with an exercise price of $0.15 was paid to Canaccord Genuity, Global Market Development LLC and Wolverton Securities.

On February 13, 2014, 50,000 stock options were exercised at a price of $0.06 by a Director and 50,000 stock options were exercised at a price of $0.075 by a Consultant for net proceeds to the Company of CAD$7,050 ($6,750) into 100,000 common shares of the Company.

On February 13, 2014, 541,500 warrants from previous private placements were exercised into 541,500 common shares of the Company for net proceeds of $101,100.

On February 27, 2014, 585,000 warrants from previous private placements were exercised into 585,000 common shares of the Company for net proceeds of $115,000.

On February 27, 2014, the Company signed a $50,000 12 month marketing agreement with Agoracom payable in common shares of the Company. The first quarter payment of $12,500 has been paid by issuing 54,347 common shares of the Company at a market price of $0.23 per share.

On February 28, 2014, the Company issued to GCL an aggregate of 10,000,000 common shares at a price of $0.235 of the Company. Of such shares issued, 6,400,000 of the shares issued pursuant shall be held in escrow (the "Escrow Shares") by the Company’s solicitors until such time which subject to certain condition has occurred per the term of the GCL Agreement.

On March 11, 2014, Robert Chadwick joined the Company as an advisor and was paid a $1,000 honorarium. Robert Chadwick was issued a one-time 100,000 common shares of the Company.

On March 11, 2014, as per the terms of the Joint Venture Agreement dated January 16, 2014 with World of Marihuana Productions Ltd., the Company made a payment of $200,000 and issued 1,000,000 at a price of $0.68 per share to 0984329 B.C. LTD, the Company now owns 31% in the Joint Venture business interest with World of Marihuana Productions Ltd.

On March 14, 2014, 815,310 warrants from previous private placements were exercised into 815,310 common shares of the Company for net proceeds of $163,062.

On March 14, 2014, the Company accepted and received gross proceeds from a director of the Company of CAD$8,250 (US$7,500), for the exercise of 50,000 stock options at an exercise price of $0.15, into 50,000 common shares of the Company.

On March 17, 2014, 1,548,000 warrants from previous private placements were exercised into 1,548,000 common shares of the Company for net proceeds of $289,475.

On March 25, 2014, Enertopia Corp (the “Company”) accepted and received gross proceeds of $67,750, for the exercise of 325,000 stock options at $0.06 to $0.25 each, into 325,000 common shares of the Company.

On March 25, 2014, 1,095,000 warrants from previous private placements were exercised into 1,095,000 common shares of the Company for net proceeds of $114,250.

On March 26, 2014, the Company’s Board has appointed Dr. Robert Melamede as an Advisor to the Board of Directors’ and has been paid an honorarium of $2,500 for the first year of his participation on our Advisory Board and issued 250,000 shares of common stock of the Company.

On April 3, 2014, 1,293,500 warrants from previous private placements were exercised into 1,293,500 common shares of the Company for net proceeds of $177,950.

On April 3, 2014, the Company accepted and received gross proceeds from past consultant of the Company of $1,500 for the exercise of 25,000 stock options at an exercise price of $0.06, into 25,000 common shares of the Company.

On April 10, 2014 a letter of intent, was executed on behalf of a corporation to be incorporated by Lexaria Corp. and Enertopia Corporation (Lessee) and Mr. Jeff Paikin of Ontario Inc. (Lessor) sets out the Lessee’s and Lessor’s shared intent to enter into a lease agreement (the “Lease”) for warehouse space (the “Leased Premises”) in the building located in Ontario (the “Building”). The Company issued the 38,297 common shares at a deemed price of $0.47 per the terms of the Letter of Intent to lease space in Ontario. The LOI has been extended for another 30 days.

On April 17, 2014, the Company accepted and received gross proceeds from a director of CAD$8,475 (US$7,500), for the exercise of 50,000 stock options at $0.15 into 50,000 common shares of the Company.

On April 17, 2014, 651,045 warrants from previous private placements were exercised into 651,045 common shares of the Company for net proceeds of $110,209.

On April 14, 2014, the Company appointed Mr. Jeff Paikin to its Advisory Board for a period of not less than one year, but to be determined by certain performance thresholds described in the letter. Upon signing of the letter of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the letter, Mr. Paikin can be eligible to receive up to a total of 472,500 common shares of the Company. Consulting agreement amended on June 18, 2014, Mr. Paikin can be eligible to receive up to a total of 1,350,000 common shares of the Company.

On April 24, 2014 the Company entered into a one year consulting contract with Clark Kent as Media Coordinator for a monthly fee of CAD$2,250 plus GST. Upon signing of the contract of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the contract, Mr. Kent can be eligible to receive up to a total of 472,500 common shares of the Company. Consulting agreement amended on June 18, 2014, Mr. Kent can be eligible to receive up to a total of 1,350,000 common shares of the Company.

On April 24, 2014 the Company entered into a one year consulting contract with Don Shaxon as Ontario Operations Manager for a monthly fee of CAD$3,375 plus GST. Upon signing of the contract of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the contract, Mr. Shaxon can be eligible to receive up to a total of 472,500 common shares of the Company. Consulting agreement amended on June 18, 2014, Mr. Shaxon can be eligible to receive up to a total of 1,350,000 common shares of the Company.

On April 24, 2014 the Company entered into a one year consulting contract with 490072 Ontario Ltd. operating as HEC Group, wholly owned company by Greg Boone as Human Resources Manager. Upon signing of the contract of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the contract, Mr. Boone or his company can be eligible to receive up to a total of 472,500 common shares of the Company. Consulting agreement amended on June 18, 2014, Mr. Boone can be eligible to receive up to a total of 1,350,000 common shares of the Company.

On April 24, 2014 the Company entered into a one year consulting contract with Jason Springett as Master Grower for Ontario Operations for a monthly fee of $3,375 plus GST. Upon signing of the contract of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the contract, Mr. Springett can be eligible to receive up to a total of 472,500 common shares of the Company. Consulting agreement amended on June 18, 2014, Mr. Springett can be eligible to receive up to a total of 1,350,000 common shares of the Company.

On April 24, 2014 the Company entered into a one year consulting contract with 2342878 Ontario Inc. wholly owned company by Chris Hornung as Assistant Operations Manager. Upon signing of the contract of acceptance the Company issued 90,000 common shares at a deemed price of $0.34. Based on the milestones listed in the contract, Mr. Hornung or his company can be eligible to receive up to a total of 472,500 common shares of the Company. On April 30, 2014, 200,000 warrants from previous private placements were exercised into 200,000 common shares of the Company for net proceeds of $40,000.

On May 3, 2014 the Company entered into a one year consulting contract with Bmullan and Associates wholly owned company by Brian Mullan as Security Consultant. Upon signing of the contract of acceptance the Company issued 45,000 common shares at a deemed price of $0.28. Based on the milestones listed in the contract, Mr. Mullan or his company can be eligible to receive up to a total of 225,000 common shares of the Company.

On May 29, 2014, the Company accepted and received gross proceeds of $20,000 for the exercise of 200,000 warrants at $0.10 each into 200,000 common shares of the Company.

As at May 31, 2014, the Company had 88,957,414 shares issued and outstanding.

10.	COMMON STOCK

On October 11, 2011, the Company issued 100,000 common shares in connection with Altar Resources, Mildred Peak property (See Note 6) for an amount of $10,000 at a price of $0.10.

On March 30, 2012, the Company issued 150,000 common shares to Wildhorse Copper Inc. in connection to the Copper Hills property (See Note 6) for an amount of $15,000 at a price of $0.10.

On April 10, 2012, the Company issued 93,750 common shares in connection with the settlement of debt of $9,375 at a price of $0.10 per common share pursuant to a consulting agreement (See Note 11(h)).

On April 13, 2012, the Company closed an offering memorandum placement of 2,080,000 units at a price of CAD$0.10 per unit for gross proceeds of CAD$208,000 or US$208,000. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of US$0.15 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant for the period that is twelve months plus one day to twenty- four months following closing. The Company paid broker commissions of $14,420 in cash and issued 144,200 brokers warrants in connection with the private placement.

On July 27, 2012, the Company closed the first tranche of an offering memorandum placement of 600,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$30,000 or US$30,000. Each Warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant share for a period that is twelve months and one day to thirty-six months following closing. The Company’s President and CEO participated in the private placement for $10,000.00 and $5,000.00 dollars respectively. The Company issued 60,000 brokers warrants in connection with the private placement.

On August 24, 2012, the Company closed the second tranche of an offering memorandum placement of 160,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$8,000 or US$8,000. Each warrant will be exercisable into one further share at a price of US$0.10 per warrant share for a period of twelve months following closing; or at a price of US$0.20 per warrant share for a period that is twelve months and one day to thirty-six months following closing. The Company’s President participated in the private placement for $4,000 dollars respectively. The Company will issue 16,000 brokers warrants in connection with the private placement for broker commissions.

On September 28, 2012, the Company closed an offering memorandum placement of 995,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$49,750 or $49,750. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of $0.10 per warrant share for a period of twelve months following closing; or at a price of $0.20 per warrant for the period that is twelve months plus one day to twenty-four months following closing. The Company issued 79,500 shares, 79,500 warrants and 79,500 broker warrants in connection with the private placement.

On October 24, 2012, the Company issued 100,000 common shares in connection with Altar Resources, Mildred Peak property (See Note 6) for an amount of $6,000 at a price of $0.06.

On November 15, 2012, the Company closed an offering memorandum placement of 1,013,000 units at a price of CAD$0.05 per unit for gross proceeds of CAD$50,650 or $50,650. Each Unit consisted of one common share of the Issuer and one common share purchase warrant. One warrant will be exercisable into one further common share at a price of $0.10 per warrant share for a period of twelve months following closing; or at a price of $0.20 per warrant for the period that is twelve months plus one day to twenty-four months following closing. The Company issued 38,000 common shares, 101,300 units, and 101,300 broker warrants in connection with the private placement.

On March 1, 2013, the Company settled the debt incurred of $16,000 from September 1, 2011 to February 28, 2013 for consulting fees with Mr. Mark Snyder by issuing 160,000 restricted common shares of the Company at a price of $0.10 per share.

As at August 31, 2013, the Company had 30,314,415 shares issued and outstanding.